Operating expenses and cost of services (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating expenses and cost of services
Wages and expenses relating to seagoing personnel	$ 9,099	$ 10,392	$ 10,043
Maintenance and repair of vessels	3,881	4,060	4,708
Expenses relating to fleet equipment (mainly containers and chassis)	26,598	25,560	25,743
Fuel and lubricants	361,568	386,917	536,634
Insurance	9,586	8,634	9,583
Expenses related to cargo handling	1,432,937	1,421,354	1,379,320
Port expenses	206,946	200,610	273,988
Agents' salaries and commissions	159,134	149,210	159,790
Cost of related services and sundry	100,537	61,437	72,009
Slots purchase and hire of vessels	497,777	515,102	480,374
Hire of containers	27,049	27,417	47,421
Total operating expenses and cost of services	$ 2,835,112	$ 2,810,693	$ 2,999,613